OFFICE PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following at December 31:

	2014	2013
	(In thousands)

Land	$2,030	$1,780
Buildings and improvements, including construction-in-progress	12,268	11,933
Furniture and equipment	3,237	3,194
Automobiles	45	45
	17,580	16,952
Less accumulated depreciation	6,152	5,447

	$11,428	$11,505

At December 31, 2014 and 2013, the Corporation had capitalized interest costs of approximately $11,000 related to the construction of branch offices.